DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Liquidity and Capital Resources (Detail) - USD ($) $ / shares in Units, $ in Millions	Oct. 12, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Apr. 08, 2019
Initial Public Offering
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
PIPE Agreements
Initial Public Offering
Shares issued during the period value new issues	$ 250.0
Purchase price	$ 10.00
PIPE Agreements | Affiliate of Sponsor
Initial Public Offering
Shares issued during the period value new issues	$ 10.0
New Pubco | Class A common stock
Initial Public Offering
Right to receive number of shares of new entity	1
Common stock, par value (in dollars per share)	$ 0.0001
Shares exchangeable	1
New Pubco | Class B common stock
Initial Public Offering
Common stock, par value (in dollars per share)	$ 0.0001
Minimum number of shares which are entitled to vote	1
Shares exchangeable	1